UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09485

              Choice Funds

(Exact name of registrant as specified in charter)

              5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Address of principal executive offices)               (Zip code)

Choice Investment Management, LLC 5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant's telephone number, including area code:         303-488-2200

Date of fiscal year end:  10/31

Date of reporting period: 7/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	47.0%

	Banking	0.8%
300	Wachovia Corp.		$ 15,114

	Business Services	0.5%
600	StarTek, Inc.		9,912

	Computers-Software	5.1%
1,200	Dell, Inc. *		48,564
6,027	Imageware Systems, Inc. Warrants 6/10/2009 *		-
1,500	Microsoft Corp.		38,415
15,200	Validian Corp. *		8,968
			95,947

	Diversified Financial Services	7.4%
2,300	Citigroup, Inc.		100,050
1,900	Friedman, Billings, Ramsey Group, Inc.		26,714
600	MCG Capital Corp.		11,040
			137,804

	Electronics-Semiconductor Manufacturing	4.4%
400	Intel Corp.		10,856
1,600	Linear Technology Corp.		62,176
3,200	Vitesse Semiconductor Corp. *		7,104
			80,136

	Entertainment	0.8%
800	Regal Entertainment Group Class A		15,448

	Foods	3.4%
2,200	ConAgra Foods, Inc.		49,962
700	Sara Lee Corp.		13,951
			63,913

	Medical-Biotechnology	0.6%
200	Eli Lilly & Co.		11,264
16,111	GlycoGenesys, Inc. Warrants 8/13/2008 *		-
9,367	Large Scale Biology Corp. Warrants 5/5/2009 *		-
			11,264
CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	Oil & Gas Producers & Services	1.7%
17,000	Galaxy Energy Corp. Warrants 1/2008 *		$ -
5,700	Ngas Resources, Inc. Warrants 1/2008 *		15,447
700	Pengrowth Energy Trust Class A		16,380
			31,827

	Personal & Household Products	1.0%
600	Avon Products, Inc.		19,626

	REITS	15.1%
3,000	Aames Investment Corp.		27,720
300	American Home Mortgage Investment Corp.		11,523
600	Annaly Mortgage Management, Inc.		9,570
7,000	Anworth Mortgage Asset Corp.		65,800
700	Glenborough Realty Trust, Inc.		14,672
400	Glimcher Realty Trust		11,540
1,500	HomeBanc Corp.		13,590
1,500	HRPT Properties Trust		19,335
500	Impac Mortgage Holdings, Inc.		8,800
1,000	Lexington Corp. Properties Trust		23,980
200	New Century Financial Corp.		10,476
1,500	Saxon Captial, Inc.		24,135
2,500	Spirit Finance Corp. *		29,400
700	Truststreet Properties, Inc.		12,278
			282,819

	Retail-Department / Discount	4.0%
1,500	Wal-Mart Stores, Inc.		74,025

	Telecommunications-Equipment	2.2%
1,000	Cisco Systems, Inc. *		19,150
1,100	Consolidated Communications Holdings, Inc. *		16,016
400	Nokia Corp.		6,380
			41,546

	Total Common Stocks (Cost $862,853)		879,381

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	PREFERRED STOCKS	21.8%
700	Aegon N.V., 6.375%, 6/15/15 Series		$ 17,976
4,100	Converium Finance, 8.250%, 12/23/32 Series		99,835
500	Fannie Mae, 0.000%, Series O		27,719
1,100	Ford Motor Credit Corp., 7.600%, 3/1/32 Series		25,245
1,300	General Motors Corp., 7.250%, 2/15/52 Series		26,871
2,600	JPM Chase Capital XVI, 6.350%, 6/1/35 Series		66,170
2,200	Mills Corp., 7.875%, Series G		56,430
2,000	PS Business Parks, Inc., 7.200%, Series M		50,000
1,500	Royal Bank Scotland Group PLC., 6.350%, Series N		38,445

	Total Preferred Stocks (Cost $401,001)		408,691

	SHORT-TERM INVESTMENTS	35.6%

666,321	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 1.42% **		666,321

	Total Short-Term Investments (Cost $666,321)		666,321

	TOTAL INVESTMENTS (Cost $1,930,175)	104.4%	$ 1,954,393

	Liabilities less Other Assets	-4.4%	(82,170)

	NET ASSETS	100.0%	$ 1,872,223

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	SECURITIES SOLD SHORT
800	Advanced Micro Devices, Inc. *		16,064
400	Advisory Board Co.		20,872
2,100	AMN Healthcare Services, Inc. *		35,511
300	Analog Devices, Inc.		11,760
400	Arch Coal, Inc.		22,768
1,000	Atheros Communications Inc. *		10,770
1,800	Cadence Design Systems, Inc. *		28,962
200	Chico's FAS, Inc. *		8,022
1,100	CMS Energy Corp. *		17,424
4,600	Cosi, Inc. *		38,962
200	Federated Department Stores		15,174
1,300	Intel Corp.		35,282
300	Itron, Inc. *		14,535
700	Kla-Tencor Corp.		36,190
1,600	McDonalds Corp.		49,872
400	Medtronic, Inc.		21,576
3,100	Motorola, Inc.		65,658
400	NASDAQ-100 Index		15,828
2,600	National Semiconductor Corp.		64,246
5,500	Ngas Resources, Inc. *		45,980
800	Novellus Systems, Inc. *		23,080
400	Nvidia Corp. *		10,824
500	Office Depot, Inc.		14,190
300	Oil Service HOLDRs Trust		33,933
300	QUALCOMM, Inc.		11,847
500	Sandisk Corp. *		16,910
1,100	SPDR Trust Series I		136,114
1,500	Target Corp.		88,125
600	The Cheesecake Factory, Inc. *		21,456
400	Toll Brothers, Inc.		22,168
1,000	U.S. Bancorp		30,060
100	Urban Outfitters, Inc. *		6,071
400	Whole Foods Market, Inc.		54,604
	TOTAL SECURITIES SOLD SHORT		$ 1,044,838
	(proceeds $1,011,118)

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at July 31, 2005.
SPDR - Standard & Poor's Depositary Receipts

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	30.1%

	Aerospace-Defense	1.5%
3,900	BE Aerospace, Inc *		$ 68,367
2,000	The Boeing Co.		132,020
			200,387

	Broadcasting/TV	1.0%
2,100	Comcast Corp. *		64,533
1,900	XM Satellite Radio Holdings, Inc. *		67,697
			132,230

	Banking	1.1%
600	Bear Stearns Companies, Inc.		61,266
2,300	Commerce Bancorp, Inc.		78,039
			139,305

	Business Services	0.5%
2,900	Cendant Corp.		61,944

	Casino Services	0.5%
900	Harrah's Entertainment, Inc.		70,866

	Chermicals	0.8%
1,000	PPG Industries, Inc.		65,030
300	Sociedad Quimica y Minera de Chile SA		36,600
			101,630

	Computers-Software	0.4%
3,800	Google, Inc. *		57,552
8,220	Imageware Systems, Inc. Warrants 6/10/2009 *		-
88,889	Validian Corp. Warrants 3/8/2009 *		-
			57,552

	Communications	1.5%
800	L-3 Communications Holdings, Inc.		62,584
6,500	Motorola, Inc.		137,670
			200,254

	Electronics-Semiconductor Manufacturing	0.5%
2,000	Texas Instruments, Inc.		63,520

	Food	1.1%
1,600	Dean Foods Co. *		57,120
320	TreeHouse Foods, Inc. *		9,786
600	Whole Foods Market, Inc.		81,906
			148,812
CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	Exchange Traded Funds	4.2%
900	Energy Select Sector SPDR Fund		$ 42,840
3,300	iShares Dow Jones U.S. Healthcare Sector Index Fund		207,438
900	iShares Nasdaq Biotechnology Index Fund *		68,400
700	Retail HOLDRs Trust Index Fund		71,960
3,500	Technology Select Sector SPDR Fund *		73,710
4,000	Telecom HOLDRs Trust Index Fund		112,200
			576,548

	Medical-Biotechnology	3.7%
3,800	Allscripts Healthcare Solutions, Inc. *		64,486
1,600	Genentech, Inc. *		142,928
900	Genzyme Corp. *		66,969
25,778	GlycoGenesys, Inc., Warrants 8/13/2008*		-
6,900	Millennium Pharmaceuticals, Inc. *		71,277
2,800	UnitedHealth Group, Inc.		146,440
			492,100

	Oil-Gas Producers & Services	3.1%
3,200	Cimarex Energy Co. *		134,208
1,000	ConocoPhillips		62,590
1,800	EnCana Corp		74,430
20,000	Galaxy Energy Corp. Warrants 1/2008 *		-
1,300	Halliburton Co.		72,865
1,200	Marathon Oil Corp.		70,032
			414,125

	Retail Stores	2.4%
2,400	CVS Corp.		74,472
1,900	GameStop Corp. *		65,265
750	Sears Holdings Corp. *		115,673
1,100	Target Corp.		64,625
			320,035

	Real Estate Development	1.0%
1,600	The St. Joe Co.		130,224

	REITS	3.1%
400	Avalonbay Communities, Inc.		35,024
2,000	LaSalle Hotel Properties Trust, Inc.		69,640
2,100	Starwood Hotels & Resorts Woldwide, Inc.		132,972
1,000	The Macerich Co.		70,220
1,400	United Dominion Realty Trust, Inc.		35,630
2,200	Ventas, Inc.		71,038
			414,524
CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	Tobacco	1.0%
1,900	Altria Group		$ 127,224

	Utilities	2.7%
3,000	Consolidated Edison, Inc.		144,480
2,300	Duke Energy Corp.		67,942
1,300	Excelon Corp.		69,576
1,200	Public Service Enterprise Group, Inc.		77,160
			359,158

	Total Common Stocks (Cost $3,974,178)		4,010,437

Principal/Shares
	SHORT-TERM INVESTMENTS	68.6%
3,723,898	UMB Bank Money Market Fiduciary,		3,723,898
	Variable Rate Demand Deposit, 1.42% **
5,400,000	U.S. Treasury Bill, 3.10%, 08/18/05		5,391,710

	Total Short-Term Investments (Cost $9,115,608)		9,115,608

	TOTAL INVESTMENTS (Cost $13,089,786)	98.7%	$ 13,126,045

	Liabilities less Other Assets	1.3%	167,878

	NET ASSETS	100.0%	$ 13,293,923

	SECURITIES SOLD SHORT
1,800	NGAS Resources, Inc. * (Proceeds $54,162)		67,716

Number of Contracts			Unrealized Gain

	FUTURES CONTRACT SOLD SHORT
76	DJIA Index Futures Contracts maturing
	Sept 2005 (Underlying Face Amount at
	Value $2,029,200)		$ 20,592

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at July 31, 2005.
# Portion of security is pledged as collateral for futures contract.
SPDR - Standard & Poor's Depositary Receipts

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	60.3%

	Banking	3.9%
1,800	BofI Holding, Inc. *		$ 16,920
300	Wachovia Corp.		15,114
			32,034

	Computers-Services	1.9%
600	VeriSign, Inc. *		15,786

	Computers-Software	7.1%
600	Dell, Inc. *		24,282
600	Microsoft Corp.		15,366
32,232	Validian Corp. *		19,017
27,778	Validian Corp., Warrants 3/8/2009*		-
			58,665

	Entertainment	2.9%
700	Viacom, Inc.		23,443

	Exchange Traded Funds	22.6%
1,500	SPDR Trust Series 1		185,610

	Electronics-Semiconductor Manufacturing	4.6%
600	Intel Corp.		16,284
100	Linear Technology Corp.		3,886
7,822	Vitesse Semiconductor Corp. *		17,365
			37,535

	Consumer Goods-Food/Diversified	1.7%
700	Sara Lee Corp.		13,951

	Medical-Biotechnology	1.1%
3,100	Elite Pharmaceuticals, Inc. *		9,083

	Pharmaceuticals	4.1%
600	Eli Lilly & Co.		33,792

	Personal Products	2.6%
400	Colgate-Palmolive Co.		21,176

	Retail-Department / Discount	2.0%
800	Dollar General Corp.		16,256
CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

Number of Shares			Value
	Telecommunications-Equipment	5.8%
1,200	Axesstel, Inc. *		$ 4,020
700	Cisco Systems, Inc. *		13,405
14,800	JDS Uniphase Corp. *		22,348
164	Lucent Technologies Inc., Warrants 12/10/07 *		120
100	Nokia Corp.		1,595
2,500	Nortel Networks Corp. *		6,575
			48,063

	Total Common Stocks (Cost $501,469)		495,393

	PREFERRED STOCKS	5.9%

500	Aegon N.V., 6.375%, 6/15/15 Series		12,840
1,400	Royal Bank Scotland Group PLC., 6.350%, Series N		35,882

	Total Preferred Stocks (Cost $47,500)		48,722

	SHORT-TERM INVESTMENTS	31.0%
254,297	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 1.42% **		254,297

	Total Short-Term Investments (Cost $254,297)		254,297

	TOTAL INVESTMENTS (Cost $790,464)	97.2%	$ 798,412

	Liabilities less Other Assets	2.8%	23,139

	NET ASSETS	100.0%	$ 821,551

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at July 31, 2005.

Item 2. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Choice Funds

By (Signature and Title)

*/s/ Patrick S. Adams

       Patrick S. Adams, President

Date      6/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Patrick S. Adams

        Patrick S. Adams, President

Date      6/28/05

By (Signature and Title)

*/s/ Chester Hebert

        Chester Hebert, Chief Financial Officer

Date      6/28/05